BASIS OF PREPARATION (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minera Camino Rojo SA de CV
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	Mexico
Minera Cerro Quema SA
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	Panama
Gold Standard Ventures Corp.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Principal place of business of subsidiary	Canada
Gold Standard Ventures (US) Inc.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Principal place of business of subsidiary	USA
Madison Enterprises Inc.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Principal place of business of subsidiary	USA
Monitor Gold Corporation
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	USA